Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Cash Flows From Operating Activities:
Net Loss	$ (2,161,512)	$ (1,732,944)
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	12,639	11,175
Gain on forgiveness of debt	(5,704)	(9,679)
Loss on disposal of fixed asset	0	953
Warrants issued to consultants	702,156	590,335
Warrants issued to related party	215,880	100,618
Changes in operating assets and liabilities:
(Increase) Decrease in prepaid expenses	(1,216)	750
(Increase) in accounts receivables, net	(18,673)	0
(Decrease) in accrued expenses and other payables - related party	375,893	282,743
(Increase) in accounts payable	44,338	70,950
Net Cash Used In Operating Activities	(824,791)	(685,099)
Cash Flows From Investing Activities:
Purchase of Fixed Assets and Domain Name	(2,488)	(39,285)
Net Cash Provided by (Used In) Investing Activities	(2,488)	(39,285)
Cash Flows From Financing Activities:
Proceeds from notes payable - related party	50,000	0
Proceeds from issuance of common stock	875,000	450,000
Net Cash Provided by Financing Activities	925,000	450,000
Net Increase (Decrease) in Cash	97,721	(274,384)
Cash at Beginning of Period	238,188	495,036
Cash at End of Period	335,909	220,652
Supplemental disclosure of cash flow information:
Cash paid for interest	0	0
Cash paid for taxes	0	0
Supplemental disclosure of non-cash investing and financing activities:
Shares issued in connection with cashless warrants exercise	1,071,973	238,342
Settlement of accounts payable with stock issuance	$ 296	$ 321